Contingent and Deferred Consideration Payable	9 Months Ended
Sep. 30, 2023
Contingent And Deferred Consideration Payable [Abstract]
Contingent and Deferred Consideration Payable

9. Contingent and deferred consideration payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance at December 31, 2022	$27,146
Payments made during the period	(9,210)
Additions in the period	658
Fair value loss and other	423
Balance at September 30, 2023	$19,017
Current	$10,639
Non-current	$8,378

During the nine months ended September 30, 2023, the Company paid $9,210 of the contingent consideration payable related to a prior period acquisition. The contingent and deferred consideration of $19,017 is classified as a liability on the unaudited condensed consolidated statement of financial position, of which $8,378 is non-current. This contingent consideration arose as part of the consideration of merchant buyouts, as well as prior year acquisitions, and is payable in cash subject to the future financial performance of the acquisitions.

In the current year, an amendment was entered into related to the contingent consideration associated with a prior period acquisition. This amendment did not change the expected payments to be made in future periods and the remaining contingent consideration was accrued at the maximum amount as of September 30, 2023.